UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Nasdaq Composite Index® ETF Fidelity® Nasdaq Composite Index® ETF : ONEQ Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Nasdaq Composite Index® ETF for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® ETF	$ 10	0.21%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$7,565,450,986
Number of Holdings	1,018
Portfolio Turnover	5%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	49.5
Communication Services	15.1
Consumer Discretionary	14.7
Health Care	5.4
Industrials	4.5
Financials	3.8
Consumer Staples	3.6
Utilities	0.9
Materials	0.9
Real Estate	0.8
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Canada - 1.0
China - 0.7
Netherlands - 0.5
Brazil - 0.5
Israel - 0.4
United Kingdom - 0.3
Kazakhstan - 0.1
Switzerland - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	11.0
NVIDIA Corp	10.6
Apple Inc	9.6
Amazon.com Inc	7.0
Meta Platforms Inc Class A	4.6
Broadcom Inc	3.7
Tesla Inc	3.5
Alphabet Inc Class A	3.3
Alphabet Inc Class C	3.0
Netflix Inc	1.7
58.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915910.101    1283-TSRS-0725

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Nasdaq Composite Index® ETF

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
"Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®,  and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the products(s).
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Nasdaq Composite Index® ETF
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
ARGENTINA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR	14,826	860,649
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)(c)	50,455	423,317
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	38,906	733,767
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	47,094	453,515
Liberty Global Ltd Class C (b)(c)	59,762	590,449

TOTAL BELGIUM		1,043,964
BRAZIL - 0.5%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (b)	12,145	31,131,157
Financials - 0.1%
Banks - 0.0%
Inter & Co Inc Class A (c)	116,651	830,555
Capital Markets - 0.1%
XP Inc Class A	103,683	2,007,303
Financial Services - 0.0%
StoneCo Ltd Class A (b)	84,839	1,158,052
TOTAL FINANCIALS		3,995,910

Materials - 0.0%
Metals & Mining - 0.0%
Sigma Lithium Corp (United States) (b)(c)	48,265	226,363
TOTAL BRAZIL		35,353,430
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (c)	29,321	1,206,852
CANADA - 1.0%
Financials - 0.0%
Capital Markets - 0.0%
Defi Technologies Inc (United States) (b)(c)	78,970	282,713
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	51,509	403,831
Xenon Pharmaceuticals Inc (b)	25,164	725,981
		1,129,812
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	168,222	339,808
Pharmaceuticals - 0.0%
Cronos Group Inc (United States) (b)	200,005	396,010
TOTAL HEALTH CARE		1,865,630

Industrials - 0.4%
Professional Services - 0.4%
Thomson Reuters Corp (United States) (c)	109,951	21,841,216
Information Technology - 0.6%
IT Services - 0.5%
Shopify Inc Class A (United States) (b)	294,148	31,538,550
Software - 0.1%
Descartes Systems Group Inc/The (United States) (b)	23,124	2,680,997
Hut 8 Corp (United States) (b)(c)	28,680	437,943
Open Text Corp (United States) (c)	68,646	1,943,368
		5,062,308
TOTAL INFORMATION TECHNOLOGY		36,600,858

Materials - 0.0%
Chemicals - 0.0%
Methanex Corp (United States)	21,419	699,116
Metals & Mining - 0.0%
Ssr Mining Inc (United States) (b)	55,164	652,590
TOTAL MATERIALS		1,351,706

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States) (c)	12,732	1,533,951
FirstService Corp Subordinate Voting Shares (United States)	11,346	1,990,032
		3,523,983
TOTAL CANADA		65,466,106
CHINA - 0.7%
Communication Services - 0.2%
Entertainment - 0.0%
iQIYI Inc Class A ADR (b)(c)	179,201	286,722
Netease Inc ADR	26,949	3,281,310
		3,568,032
Interactive Media & Services - 0.2%
Baidu Inc Class A ADR (b)(c)	33,798	2,768,057
Bilibili Inc ADR (b)(c)	31,214	571,216
Hello Group Inc Class A ADR	59,302	359,963
JOYY Inc Class A ADR	19,317	924,898
Kanzhun Ltd ADR (b)	88,897	1,507,693
Weibo Corp Class A ADR	47,807	432,653
		6,564,480
Media - 0.0%
LZ Technology Holdings Ltd Class B (b)(c)	33,085	876,752
TOTAL COMMUNICATION SERVICES		11,009,264

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
ECARX Holdings Inc Class A (b)(c)	132,609	206,870
Automobiles - 0.0%
Li Auto Inc ADR (b)(c)	53,089	1,504,542
Broadline Retail - 0.4%
JD.com Inc ADR	113,886	3,691,045
PDD Holdings Inc Class A ADR (b)	160,757	15,514,659
		19,205,704
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	26,950	843,804
H World Group Ltd ADR (c)	43,295	1,527,015
Trip.com Group Ltd ADR	87,735	5,496,598
		7,867,417
TOTAL CONSUMER DISCRETIONARY		28,784,533

Financials - 0.0%
Capital Markets - 0.0%
Up Fintech Holding Ltd ADR (b)	41,806	339,047
Consumer Finance - 0.0%
LexinFintech Holdings Ltd Class A ADR	43,967	318,760
Qifu Technology Inc Class A ADR	33,975	1,396,373
		1,715,133
TOTAL FINANCIALS		2,054,180

Health Care - 0.0%
Biotechnology - 0.0%
BeOne Medicines Ltd ADR (b)	10,763	2,643,178
Zai Lab Ltd ADR (b)	19,589	590,412
		3,233,590
Industrials - 0.0%
Aerospace & Defense - 0.0%
EHang Holdings Ltd ADR (b)(c)	16,893	274,004
Information Technology - 0.0%
IT Services - 0.0%
GDS Holdings Ltd Class A ADR (b)(c)	28,767	681,490
Kingsoft Cloud Holdings Ltd ADR (b)(c)	14,163	158,201
Vnet Group Inc Class A ADR (b)	41,489	221,551
		1,061,242
TOTAL CHINA		46,416,813
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (b)(c)	9,501	327,024
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (b)	14,208	2,313,631
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (b)	16,387	417,213
Health Care - 0.0%
Biotechnology - 0.0%
Clementia Pharmaceuticals Inc rights (b)(d)	20,215	0
TOTAL FRANCE		417,213
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)(c)	25,212	2,415,562
CureVac NV (b)(c)	104,359	466,484

TOTAL GERMANY		2,882,046
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Webull Corp Class A (c)	111,035	1,296,889
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	88,892	186,673
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,483,562
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Star Bulk Carriers Corp (c)	30,866	509,598
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	49,505	1,856,933
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (b)	81,973	514,790
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR	24,475	2,494,738
Information Technology - 0.0%
Software - 0.0%
Diginex Ltd (c)	5,651	304,080
TOTAL HONG KONG		3,313,608
INDIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)	17,941	1,823,344
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
ReNew Energy Global PLC Class A (b)	93,415	636,156
TOTAL INDIA		2,459,500
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	30,853	141,615
Pharmaceuticals - 0.0%
GH Research PLC (b)(c)	33,107	398,277
TOTAL HEALTH CARE		539,892

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	8,895	393,693
TOTAL IRELAND		933,585
ISRAEL - 0.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (b)	165,192	611,210
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	37,131	603,379
Broadline Retail - 0.0%
Global-e Online Ltd (b)	42,312	1,348,483
TOTAL CONSUMER DISCRETIONARY		1,951,862

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	13,617	1,013,513
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd	10,821	640,603
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd (United States)	11,414	4,675,232
Machinery - 0.0%
Kornit Digital Ltd (b)	17,936	391,005
Nano Dimension Ltd ADR (b)(c)	180,399	279,618
		670,623
TOTAL INDUSTRIALS		5,345,855

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Nayax Ltd (United States) (b)(c)	7,878	352,147
IT Services - 0.0%
Wix.com Ltd (b)	13,672	2,036,444
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (b)(c)	12,101	805,200
Nova Ltd (b)	7,375	1,575,448
Tower Semiconductor Ltd (United States) (b)	28,694	1,131,691
		3,512,339
Software - 0.2%
Cellebrite DI Ltd (b)	62,947	1,049,956
Check Point Software Technologies Ltd (b)	26,626	6,094,159
Cognyte Software Ltd (b)	46,888	511,314
Magic Software Enterprises Ltd (c)	25,549	404,441
Nice Ltd ADR (b)	12,129	2,012,565
Radware Ltd (b)	21,675	505,461
Sapiens International Corp NV	19,554	561,200
		11,139,096
TOTAL INFORMATION TECHNOLOGY		17,040,026

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (b)	34,849	679,556
TOTAL ISRAEL		27,282,625
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	59,599	3,313,704
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	50,867	1,289,478
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd (c)	9,167	213,958
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	16,597	2,753,276
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	49,795	3,971,899
TOTAL KAZAKHSTAN		6,725,175
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	39,217	344,717
LUXEMBOURG - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	65,959	754,571
NETHERLANDS - 0.5%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	7,714	4,422,128
Merus NV (b)	18,645	1,045,425
Newamsterdam Pharma Co NV (b)(c)	31,171	564,507
uniQure NV (b)	20,421	295,491
		6,327,551
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	21,495	15,836,871
NXP Semiconductors NV	60,974	11,653,961
		27,490,832
Software - 0.0%
Nebius Group NV Class A (b)(c)	48,630	1,787,153
TOTAL INFORMATION TECHNOLOGY		29,277,985

TOTAL NETHERLANDS		35,605,536
NORWAY - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Golden Ocean Group Ltd (c)	67,600	520,522
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (b)	21,034	1,113,750
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	64,263	321,315
Financials - 0.0%
Banks - 0.0%
Popular Inc	19,956	2,066,045
TOTAL PUERTO RICO		2,387,360
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	22,100	0
SINGAPORE - 0.1%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	1,286	6,584
Industrials - 0.1%
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (b)	948,530	4,619,342
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	18,168	584,101
TOTAL SINGAPORE		5,210,027
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class B ADR (b)	45,441	377,615
SWEDEN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (b)(d)	7,729	0
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR	65,109	550,822
TOTAL SWEDEN		550,822
SWITZERLAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG ADR (c)	12,518	642,299
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	79,092	838,375
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	22,894	830,823
Health Care Technology - 0.0%
Sophia Genetics SA (b)(c)	51,102	153,306
TOTAL HEALTH CARE		984,129

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (c)	38,544	3,189,901
TOTAL SWITZERLAND		5,654,704
TAIWAN - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Gogoro Inc (b)(c)	49,250	12,165
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Himax Technologies Inc ADR	37,955	309,333
Silicon Motion Technology Corp ADR	10,525	644,130
		953,463
TOTAL TAIWAN		965,628
UNITED ARAB EMIRATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
NWTN Inc Class B (b)(c)	60,572	92,675
UNITED KINGDOM - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	101,935	1,054,008
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	108,640	9,972,066
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States) (c)	28,938	462,429
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	21,532	929,321
Health Care - 0.2%
Biotechnology - 0.0%
Aptorum Group Ltd Class A (b)(c)	37,379	33,641
Immunocore Holdings PLC ADR (b)	16,858	617,003
		650,644
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	138,891	10,115,432
Astrazeneca PLC rights (b)(d)	21,510	0
CinCor Pharma Inc rights (b)(d)	12,042	0
Indivior PLC (United States) (b)(c)	46,912	603,288
Verona Pharma PLC ADR (b)	17,223	1,398,508
		12,117,228
TOTAL HEALTH CARE		12,767,872

TOTAL UNITED KINGDOM		25,185,696
UNITED STATES - 96.0%
Communication Services - 14.9%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)(c)	53,353	1,230,854
Cogent Communications Holdings Inc (c)	14,460	660,967
Frontier Communications Parent Inc (b)	53,397	1,934,573
GCI Liberty Inc Class A (b)(d)	18,738	0
Globalstar Inc (b)	30,641	565,633
Iridium Communications Inc	35,220	894,588
		5,286,615
Entertainment - 2.1%
Atlanta Braves Holdings Inc Class C (b)(c)	18,142	736,747
Electronic Arts Inc	62,760	9,023,633
Liberty Media Corp-Liberty Formula One Class A (b)	9,209	811,497
Liberty Media Corp-Liberty Formula One Class C (b)	55,903	5,396,317
Liberty Media Corp-Liberty Live Class A (b)	10,019	719,965
Liberty Media Corp-Liberty Live Class C (b)	12,831	936,022
Netflix Inc (b)	102,523	123,768,841
Playtika Holding Corp	103,724	491,651
Roku Inc Class A (b)	28,966	2,098,876
Take-Two Interactive Software Inc (b)	43,063	9,744,296
Warner Bros Discovery Inc (b)	608,961	6,071,341
Warner Music Group Corp Class A	36,753	967,339
		160,766,525
Interactive Media & Services - 10.9%
Alphabet Inc Class A	1,405,585	241,395,168
Alphabet Inc Class C	1,324,526	228,944,319
Angi Inc Class A (b)	11,163	174,701
Cargurus Inc Class A (b)	22,390	701,703
EverQuote Inc Class A (b)	15,500	357,275
IAC Inc Class A (b)	21,272	764,941
Match Group Inc	52,444	1,570,173
Meta Platforms Inc Class A	529,516	342,856,315
QuinStreet Inc (b)	27,467	419,421
Rumble Inc Class A (b)(c)	54,223	488,549
TripAdvisor Inc Class A	45,583	649,102
Trump Media & Technology Group Corp (b)(c)	56,896	1,213,592
Ziff Davis Inc (b)	15,201	493,120
ZoomInfo Technologies Inc (b)	93,151	889,592
		820,917,971
Media - 1.0%
Advantage Solutions Inc Class A (b)(c)	158,233	188,297
Charter Communications Inc Class A (b)	34,425	13,641,595
Comcast Corp Class A	905,738	31,311,363
comScore Inc (b)	10,579	48,557
EchoStar Corp Class A (b)	40,750	722,498
Fox Corp Class A	53,693	2,949,893
Fox Corp Class B	52,802	2,654,885
Integral Ad Science Holding Corp (b)(c)	57,831	470,744
Liberty Broadband Corp Class A (b)	5,498	510,764
Liberty Broadband Corp Class C (b)	30,535	2,864,183
Magnite Inc (b)	51,009	834,507
News Corp Class A	89,497	2,527,395
News Corp Class B (c)	38,387	1,256,023
Nexstar Media Group Inc	8,639	1,472,258
Paramount Global Class B (c)	172,525	2,087,553
Sirius XM Holdings Inc (c)	80,864	1,753,132
TechTarget Inc/old	14,716	119,052
Trade Desk Inc (The) Class A (b)	108,072	8,129,176
		73,541,875
Wireless Telecommunication Services - 0.9%
Gogo Inc (b)(c)	66,190	702,276
T-Mobile US Inc	273,538	66,250,904
		66,953,180
TOTAL COMMUNICATION SERVICES		1,127,466,166

Consumer Discretionary - 13.8%
Automobile Components - 0.1%
Dorman Products Inc (b)	8,837	1,142,712
Fox Factory Holding Corp (b)	19,960	511,974
Gentex Corp	49,115	1,059,411
Goodyear Tire & Rubber Co/The (b)	91,368	1,042,509
Patrick Industries Inc	10,806	927,803
Visteon Corp (b)	9,579	808,707
		5,493,116
Automobiles - 3.6%
Cenntro Inc (b)(c)	93,278	79,753
Lucid Group Inc Class A (b)(c)	632,700	1,410,921
Rivian Automotive Inc Class A (b)(c)	294,538	4,279,637
Tesla Inc (b)	774,051	268,177,709
		273,948,020
Broadline Retail - 7.1%
Amazon.com Inc (b)	2,554,511	523,700,301
eBay Inc	112,721	8,247,796
Etsy Inc (b)	27,323	1,512,328
Ollie's Bargain Outlet Holdings Inc (b)	15,607	1,739,400
		535,199,825
Distributors - 0.0%
LKQ Corp	59,025	2,388,742
Pool Corp	9,002	2,705,911
		5,094,653
Diversified Consumer Services - 0.2%
American Public Education Inc (b)	15,588	459,067
Duolingo Inc Class A (b)	8,997	4,674,931
Frontdoor Inc (b)	20,687	1,137,992
Grand Canyon Education Inc (b)	7,490	1,481,859
Laureate Education Inc (b)	41,262	928,395
Mister Car Wash Inc (b)(c)	108,924	771,182
Perdoceo Education Corp (c)	25,858	880,206
Strategic Education Inc	7,440	678,751
Udemy Inc (b)	65,225	477,447
		11,489,830
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	104,112	13,430,448
Booking Holdings Inc	7,656	42,252,928
Caesars Entertainment Inc (b)	48,461	1,302,632
Cheesecake Factory Inc/The (c)	14,897	821,867
Churchill Downs Inc	15,855	1,513,677
Domino's Pizza Inc	7,757	3,675,422
DoorDash Inc Class A (b)	94,428	19,702,402
DraftKings Inc Class A (b)	115,519	4,144,822
Expedia Group Inc Class A	29,070	4,847,423
First Watch Restaurant Group Inc (b)(c)	29,523	455,835
Krispy Kreme Inc (c)	85,688	247,638
Light & Wonder Inc Class A (b)	20,967	1,889,546
Marriott International Inc/MD Class A1	65,205	17,203,035
Monarch Casino & Resort Inc	7,034	589,027
Papa John's International Inc (c)	13,155	595,264
Penn Entertainment Inc (b)	43,056	638,520
Playa Hotels & Resorts NV (b)	42,385	570,502
Red Rock Resorts Inc Class A	12,947	622,362
Sabre Corp (b)(c)	144,370	363,812
Sportradar Holding AG Class A (b)	53,625	1,282,174
Starbucks Corp	272,361	22,864,706
Texas Roadhouse Inc	14,805	2,890,084
Wendy's Co/The (c)	65,304	744,466
Wingstop Inc (c)	7,101	2,426,412
Wynn Resorts Ltd (c)	24,552	2,222,938
		147,297,942
Household Durables - 0.0%
Cavco Industries Inc (b)	2,295	995,101
Helen of Troy Ltd (b)	10,163	273,282
LGI Homes Inc (b)	9,065	454,156
Newell Brands Inc	123,319	653,591
Sonos Inc (b)	50,306	517,146
		2,893,276
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares (United States)	10,824	476,256
Hasbro Inc	33,812	2,255,599
Latham Group Inc (b)	49,822	281,494
Mattel Inc (b)	93,145	1,764,166
Peloton Interactive Inc Class A (b)	106,318	754,858
		5,532,373
Specialty Retail - 0.6%
Academy Sports & Outdoors Inc	22,234	909,593
Five Below Inc (b)	14,455	1,685,019
National Vision Holdings Inc (b)	40,100	794,381
Newegg Commerce Inc Class A (b)(c)	10,613	51,366
O'Reilly Automotive Inc (b)	13,599	18,596,633
Petco Health & Wellness Co Inc Class A (b)	93,463	343,009
Ross Stores Inc	78,930	11,057,304
Tractor Supply Co (c)	130,735	6,327,574
Ulta Beauty Inc (b)	10,954	5,164,373
Upbound Group Inc	19,547	448,408
Urban Outfitters Inc (b)(c)	25,420	1,776,858
Winmark Corp	1,468	623,636
		47,778,154
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co	14,599	931,124
Crocs Inc (b)	13,662	1,393,524
G-III Apparel Group Ltd (b)	13,240	384,622
Lululemon Athletica Inc (b)	27,785	8,798,677
Steven Madden Ltd	18,996	468,251
		11,976,198
TOTAL CONSUMER DISCRETIONARY		1,046,703,387

Consumer Staples - 3.5%
Beverages - 1.0%
Celsius Holdings Inc (b)	58,435	2,213,518
Coca-Cola Consolidated Inc	19,310	2,213,892
Keurig Dr Pepper Inc	323,441	10,890,258
Monster Beverage Corp (b)	236,919	15,150,970
National Beverage Corp	26,537	1,200,269
PepsiCo Inc	330,229	43,408,602
Vita Coco Co Inc/The (b)	20,781	739,595
		75,817,104
Consumer Staples Distribution & Retail - 1.8%
Andersons Inc/The	12,111	430,061
Casey's General Stores Inc	8,895	3,893,875
Chefs' Warehouse Inc/The (b)(c)	14,247	908,674
Costco Wholesale Corp	107,140	111,444,885
Dollar Tree Inc (b)	55,820	5,038,313
Grocery Outlet Holding Corp (b)	43,954	596,895
Maplebear Inc (b)	67,683	3,091,083
PriceSmart Inc (c)	9,270	1,000,975
Sprouts Farmers Market Inc (b)	23,129	3,998,079
Walgreens Boots Alliance Inc	231,058	2,599,403
		133,002,243
Food Products - 0.6%
Bridgford Foods Corp (b)(c)	2,964	23,001
Cal-Maine Foods Inc	13,555	1,300,331
Freshpet Inc (b)	11,828	948,132
J & J Snack Foods Corp	6,202	714,284
Kraft Heinz Co/The	290,338	7,760,735
Lancaster Colony Corp	8,011	1,341,041
Mondelez International Inc	309,183	20,866,762
Pilgrim's Pride Corp	61,732	3,034,745
Simply Good Foods Co/The (b)	29,234	1,008,865
Smithfield Foods Inc	96,249	2,250,302
The Campbell's Company	72,801	2,478,146
Vital Farms Inc (b)(c)	15,869	505,269
		42,231,613
Household Products - 0.1%
Central Garden & Pet Co Class A (b)	18,347	586,554
Kimberly-Clark Corp	79,684	11,455,372
Reynolds Consumer Products Inc	56,553	1,248,690
WD-40 Co	4,032	982,316
		14,272,932
Personal Care Products - 0.0%
Interparfums Inc (c)	8,890	1,210,996
Olaplex Holdings Inc (b)(c)	281,219	371,208
		1,582,204
TOTAL CONSUMER STAPLES		266,906,096

Energy - 0.5%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	239,716	8,881,478
ChampionX Corp	47,462	1,142,410
Patterson-UTI Energy Inc (c)	124,506	687,273
ProFrac Holding Corp Class A (b)(c)	62,418	520,566
Smart Sand Inc	112,640	214,016
Weatherford International PLC	19,039	830,100
		12,275,843
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	38,481	1,001,660
APA Corp	90,113	1,532,822
Calumet Inc (c)	27,676	386,910
Chord Energy Corp	13,654	1,228,860
Diamondback Energy Inc	69,711	9,379,616
Dorchester Minerals Mlp	16,806	449,897
Expand Energy Corp	55,945	6,496,894
HighPeak Energy Inc Class A (c)	48,869	483,314
New Fortress Energy Inc Class A (c)	85,161	212,051
NextDecade Corp (b)	85,191	705,381
Plains All American Pipeline LP	164,007	2,712,676
Plains GP Holdings LP Class A	43,095	758,472
Viper Energy Inc Class A	32,189	1,277,581
		26,626,134
TOTAL ENERGY		38,901,977

Financials - 3.6%
Banks - 1.0%
1st Source Corp	8,440	511,126
BancFirst Corp	10,194	1,261,049
Bancorp Inc/The (b)	16,330	834,463
Bank of Marin Bancorp	14,729	313,875
Bank OZK	32,989	1,462,402
Banner Corp	12,172	750,404
BCB Bancorp Inc	31,907	258,447
BOK Financial Corp	17,927	1,692,667
Broadway Financial Corp/DE (b)	16,609	103,971
Business First Bancshares Inc	13,134	312,458
Carver Bancorp Inc (b)	37,544	53,499
Cathay General Bancorp	22,823	978,080
City Holding Co	5,788	682,347
Coastal Financial Corp/WA Class A (b)	6,524	573,394
Columbia Banking System Inc	55,074	1,287,630
Columbia Financial Inc (b)(c)	42,973	614,944
Commerce Bancshares Inc/MO	36,212	2,281,718
CVB Financial Corp	46,078	863,963
Dime Community Bancshares Inc (c)	19,310	495,495
East West Bancorp Inc	33,034	3,012,701
Eastern Bankshares Inc	66,622	999,330
Enterprise Bancorp Inc/MA	10,899	420,156
Enterprise Financial Services Corp	13,329	705,637
Fifth Third Bancorp	154,683	5,907,344
First Bancorp/Southern Pines NC (c)	16,163	668,663
First Busey Corp	24,794	548,443
First Citizens BancShares Inc/NC Class A (c)	3,111	5,751,866
First Financial Bancorp	29,575	714,532
First Financial Bankshares Inc	41,443	1,461,280
First Hawaiian Inc	39,776	949,851
First Interstate BancSystem Inc Class A	32,388	879,334
First Interstate Bank of Calif	16,779	406,891
First Merchants Corp	18,358	692,097
Firstsun Capital Bancorp (b)(c)	5,832	208,960
Fulton Financial Corp (c)	57,685	995,066
German American Bancorp Inc	14,702	561,837
Hancock Whitney Corp	25,268	1,381,402
Hope Bancorp Inc (c)	52,616	528,265
Horizon Bancorp Inc/IN	31,701	470,443
Huntington Bancshares Inc/OH	335,137	5,238,191
Independent Bank Corp	12,925	794,888
International Bancshares Corp	18,789	1,176,755
Investar Holding Corp	20,215	384,287
Lakeland Financial Corp	9,183	549,786
Nbt Bancorp Inc	17,096	715,468
Northwest Bancshares Inc	47,721	586,014
OceanFirst Financial Corp	28,346	476,496
Old National Bancorp/IN	66,427	1,385,667
Pacific Premier Bancorp Inc	33,405	708,186
Pathward Financial Inc	9,170	715,719
Peoples Bancorp Inc/OH	17,212	504,656
Pinnacle Financial Partners Inc (c)	21,097	2,242,189
QCR Holdings Inc	7,402	498,155
Republic Bancorp Inc/KY Class A	4,305	295,065
S&T Bancorp Inc	17,187	630,075
Seacoast Banking Corp of Florida	26,676	689,041
Simmons First National Corp Class A	42,477	796,869
Stock Yards Bancorp Inc (c)	10,682	785,768
Texas Capital Bancshares Inc (b)	14,418	1,033,626
TFS Financial Corp (c)	88,255	1,165,849
Towne Bank/Portsmouth VA (c)	27,524	951,229
TriCo Bancshares	12,903	514,830
Triumph Financial Inc (b)(c)	8,838	510,571
Trustmark Corp	22,171	764,013
UMB Financial Corp	18,014	1,857,604
United Bankshares Inc/WV (c)	37,577	1,358,033
Valley National Bancorp	141,941	1,246,242
Veritex Holdings Inc	23,209	561,658
WaFd Inc (c)	28,422	807,753
WesBanco Inc	23,900	735,642
Westamerica BanCorp	10,219	491,023
Wintrust Financial Corp	18,353	2,191,532
WSFS Financial Corp (c)	18,880	998,563
Zions Bancorp NA	31,892	1,510,405
		78,467,878
Capital Markets - 1.5%
BGC Group Inc Class A	117,447	1,089,908
Carlyle Group Inc/The	87,798	3,968,470
CME Group Inc Class A	86,514	25,002,547
Coinbase Global Inc Class A (b)	50,944	12,563,810
Galaxy Digital Inc (c)	31,460	570,999
Greenpro Capital Corp (b)(c)	73,197	77,589
Hamilton Lane Inc Class A	10,858	1,617,842
Interactive Brokers Group Inc Class A	24,891	5,219,145
LPL Financial Holdings Inc	17,964	6,954,942
MarketAxess Holdings Inc	9,783	2,117,139
Morningstar Inc	10,458	3,225,456
Nasdaq Inc	136,215	11,379,401
Northern Trust Corp	48,469	5,173,581
Perella Weinberg Partners Class A	26,384	458,290
Robinhood Markets Inc Class A (b)	180,767	11,957,737
SEI Investments Co	27,558	2,349,595
StepStone Group Inc Class A	21,665	1,253,320
StoneX Group Inc (b)	15,868	1,343,306
T Rowe Price Group Inc	51,319	4,802,945
TPG Inc Class A (c)	27,396	1,318,569
Tradeweb Markets Inc Class A	29,446	4,253,475
Victory Capital Holdings Inc Class A	19,949	1,237,037
Virtu Financial Inc Class A	23,601	948,524
		108,883,627
Consumer Finance - 0.1%
Credit Acceptance Corp (b)(c)	3,408	1,626,638
Dave Inc Class A (b)	3,200	642,624
FirstCash Holdings Inc	12,645	1,617,422
Navient Corp (c)	37,611	505,492
SLM Corp	55,802	1,806,311
SoFi Technologies Inc Class A (b)	259,289	3,448,544
Upstart Holdings Inc (b)(c)	22,426	1,057,834
		10,704,865
Financial Services - 0.5%
Affirm Holdings Inc Class A (b)	66,624	3,457,786
AvidXchange Holdings Inc (b)	72,858	713,280
Enact Holdings Inc	43,349	1,534,555
Euronet Worldwide Inc (b)	13,011	1,408,831
Flywire Corp (b)	52,931	569,008
Jack Henry & Associates Inc	16,243	2,942,744
Marqeta Inc Class A (b)	161,621	869,521
Merchants Bancorp/IN	17,254	552,473
Mr Cooper Group Inc (b)	14,876	1,926,888
NMI Holdings Inc (b)	25,896	1,028,589
Payoneer Global Inc (b)	108,142	736,447
PayPal Holdings Inc (b)	234,356	16,470,540
Remitly Global Inc (b)	58,876	1,257,591
Sezzle Inc (b)(c)	9,150	976,397
		34,444,650
Insurance - 0.5%
Amerisafe Inc	10,436	495,397
Arch Capital Group Ltd	90,258	8,578,121
Baldwin Insurance Group Inc/The Class A (b)	19,465	749,986
Brighthouse Financial Inc (b)	15,898	950,859
Cincinnati Financial Corp	36,209	5,461,041
Enstar Group Ltd (b)	2,800	938,028
Erie Indemnity Co Class A	11,274	4,041,842
Goosehead Insurance Inc Class A	7,150	774,059
Palomar Hldgs Inc (b)	8,264	1,417,028
Principal Financial Group Inc	51,605	4,019,513
Root Inc/OH Class A (b)	3,057	400,436
Safety Insurance Group Inc	6,847	562,413
Selective Insurance Group Inc	16,718	1,471,518
Skyward Specialty Insurance Group Inc (b)	14,634	927,064
Trupanion Inc (b)	14,998	707,756
Willis Towers Watson PLC	24,156	7,646,582
		39,141,643
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp (c)	190,331	1,701,559
TOTAL FINANCIALS		273,344,222

Health Care - 5.1%
Biotechnology - 2.9%
89bio Inc (b)	47,369	466,111
ACADIA Pharmaceuticals Inc (b)	53,351	1,150,781
ADMA Biologics Inc (b)	54,433	1,079,951
Agios Pharmaceuticals Inc (b)	19,187	615,711
Akero Therapeutics Inc (b)	17,005	844,298
Alkermes PLC (b)	45,442	1,390,980
Alnylam Pharmaceuticals Inc (b)	31,434	9,573,539
Amgen Inc	128,000	36,887,040
Amicus Therapeutics Inc (b)	96,675	586,817
Anavex Life Sciences Corp (b)(c)	34,882	262,661
Apellis Pharmaceuticals Inc (b)	32,968	558,148
Apogee Therapeutics Inc (b)	11,945	437,665
Applied Genetic Technologies Corp/DE (b)(c)(d)	14,225	0
Arcellx Inc (b)	13,930	864,496
Arcutis Biotherapeutics Inc (b)	32,518	424,035
Ardelyx Inc (b)	87,549	321,305
ArriVent Biopharma Inc (b)	19,820	421,175
Arrowhead Pharmaceuticals Inc (b)	41,879	672,996
ARS Pharmaceuticals Inc (b)(c)	32,334	466,580
Avidity Biosciences Inc (b)	23,182	718,178
Beam Therapeutics Inc (b)	27,845	440,786
Bicara Therapeutics Inc (c)	29,000	268,250
BioCryst Pharmaceuticals Inc (b)	73,530	790,448
Biogen Inc (b)	33,643	4,366,525
BioMarin Pharmaceutical Inc (b)	45,167	2,622,848
Blueprint Medicines Corp (b)	14,500	1,469,575
Bridgebio Pharma Inc (b)	44,911	1,538,202
CareDx Inc (b)	15,923	270,532
Carisma Therapeutics Inc rights (b)(c)(d)	449,253	4
Catalyst Pharmaceuticals Inc (b)	35,474	885,431
Celldex Therapeutics Inc (b)(c)	28,050	554,829
Centessa Pharmaceuticals PLC ADR (b)	27,214	367,661
CG oncology Inc (b)(c)	23,479	601,532
Cogent Biosciences Inc (b)(c)	59,504	323,702
Crinetics Pharmaceuticals Inc (b)	22,532	687,451
Cyclerion Therapeutics Inc (b)(c)	13,145	38,515
Cytokinetics Inc (b)	28,182	874,206
Day One Biopharmaceuticals Inc (b)(c)	49,243	314,170
Denali Therapeutics Inc (b)	41,663	551,618
Design Therapeutics Inc (b)(c)	57,423	214,188
Dianthus Therapeutics Inc (b)	18,469	321,176
Disc Medicine Inc (b)	7,593	354,441
Dynavax Technologies Corp (b)	48,834	478,085
Dyne Therapeutics Inc (b)	24,309	290,736
Entrada Therapeutics Inc (b)	24,723	187,895
Exact Sciences Corp (b)	46,452	2,614,319
Exelixis Inc (b)	74,895	3,223,481
Forte Biosciences Inc (b)(c)	4,572	38,862
Galectin Therapeutics Inc (b)(c)	79,308	103,893
Geron Corp (b)(c)	244,482	371,613
Gilead Sciences Inc	296,170	32,602,394
GRAIL Inc (c)	8,417	323,297
Halozyme Therapeutics Inc (b)	30,843	1,729,367
Ideaya Biosciences Inc (b)	31,238	621,324
ImmunityBio Inc (b)(c)	191,287	508,823
Immunome Inc (b)(c)	26,827	235,005
Immunovant Inc (b)(c)	40,773	605,479
Incyte Corp (b)	46,959	3,055,153
Inhibrx Biosciences Inc (b)(c)	12,366	166,570
Inmune Bio Inc (b)(c)	34,400	253,872
Insmed Inc (b)	42,481	2,962,200
Intellia Therapeutics Inc (b)(c)	50,085	344,084
Ionis Pharmaceuticals Inc (b)	39,732	1,331,419
Iovance Biotherapeutics Inc (b)(c)	84,330	147,578
Janux Therapeutics Inc (b)	13,902	330,868
Kinnate Biopharma Inc rights (b)(d)	50,749	0
Krystal Biotech Inc (b)(c)	6,948	875,170
Kymera Therapeutics Inc (b)	16,393	485,889
Legend Biotech Corp ADR (b)	25,476	737,530
Lyell Immunopharma Inc (b)	152,534	66,612
Madrigal Pharmaceuticals Inc (b)(c)	4,961	1,365,565
MannKind Corp (b)	92,926	385,643
Metsera Inc (c)	25,456	680,184
MiMedx Group Inc (b)	63,323	407,167
Mineralys Therapeutics Inc (b)	27,157	423,106
Mirati Therapeutics Inc rights (b)(d)	1,147	0
Mirum Pharmaceuticals Inc (b)	13,595	604,434
Moderna Inc (b)	92,998	2,470,027
MoonLake Immunotherapeutics Class A (b)(c)	19,566	763,270
Myriad Genetics Inc (b)	28,196	118,141
Natera Inc (b)	33,319	5,255,406
Neurocrine Biosciences Inc (b)	23,960	2,947,559
Novavax Inc (b)(c)	41,657	305,762
Nuvalent Inc Class A (b)	15,588	1,163,021
OmniAb Operations Inc (b)(d)	2,320	4,988
OmniAb Operations Inc (b)(d)	2,320	4,431
Praxis Precision Medicines Inc (b)	6,557	252,772
Protagonist Therapeutics Inc (b)(c)	15,800	750,026
PTC Therapeutics Inc (b)	20,132	976,805
Recursion Pharmaceuticals Inc Class A (b)(c)	78,784	329,317
Regeneron Pharmaceuticals Inc	25,793	12,645,792
Rein Therapeutics Inc (b)	41,096	80,137
Replimune Group Inc (b)	32,449	291,392
Revolution Medicines Inc (b)	42,271	1,665,477
Rhythm Pharmaceuticals Inc (b)	18,430	1,130,312
Rocket Pharmaceuticals Inc (b)	49,897	125,241
Roivant Sciences Ltd (b)	197,391	2,169,327
Sana Biotechnology Inc (b)(c)	82,876	179,841
Sarepta Therapeutics Inc (b)	24,176	909,018
Scholar Rock Holding Corp (b)	20,231	586,901
Soleno Therapeutics Inc (b)	15,315	1,123,355
SpringWorks Therapeutics Inc (b)	22,085	1,031,590
Spyre Therapeutics Inc (b)(c)	12,935	197,647
Summit Therapeutics Inc (b)(c)	179,982	3,278,372
Syndax Pharmaceuticals Inc (b)	33,613	354,281
TG Therapeutics Inc (b)	38,410	1,348,575
Tobira Therapeutics Inc rights (b)(c)(d)	1,750	0
Travere Therapeutics Inc (b)	22,882	343,688
Twist Bioscience Corp (b)	16,226	475,422
Tyra Biosciences Inc (b)	21,807	198,444
Ultragenyx Pharmaceutical Inc (b)	23,446	797,867
United Therapeutics Corp (b)	10,292	3,281,604
Vaxart Inc (b)(c)	338,273	146,506
Vaxcyte Inc (b)	32,233	1,047,250
Vera Therapeutics Inc Class A (b)	15,060	285,387
Veracyte Inc (b)	22,876	608,730
Vericel Corp (b)	14,125	583,292
Vertex Pharmaceuticals Inc (b)	61,654	27,254,151
Viking Therapeutics Inc (b)(c)	27,525	737,670
Vir Biotechnology Inc (b)(c)	66,992	330,940
Viridian Therapeutics Inc (b)(c)	25,362	353,039
Xencor Inc (b)	34,002	272,016
		213,330,963
Health Care Equipment & Supplies - 1.4%
ABIOMED Inc (b)(d)	10,350	22,977
Align Technology Inc (b)	16,777	3,035,630
Alphatec Holdings Inc (b)	54,096	672,413
AtriCure Inc (b)	17,789	614,966
Cerus Corp (b)	184,330	234,099
Cooper Cos Inc/The (b)	46,254	3,158,223
DENTSPLY SIRONA Inc	63,856	1,020,419
Dexcom Inc (b)	95,821	8,221,442
GE HealthCare Technologies Inc	109,194	7,702,545
Hologic Inc (b)	50,301	3,127,213
ICU Medical Inc (b)	7,435	1,002,684
IDEXX Laboratories Inc (b)	19,397	9,957,644
Inmode Ltd (b)(c)	30,416	445,899
Insulet Corp (b)	16,049	5,216,406
Integra LifeSciences Holdings Corp (b)	29,635	375,179
Intuitive Surgical Inc (b)	85,784	47,381,935
iRhythm Technologies Inc (b)	9,262	1,301,311
Kestra Medical Technologies Ltd	11,533	259,723
Lantheus Holdings Inc (b)(c)	16,263	1,228,832
LeMaitre Vascular Inc	8,364	687,521
LivaNova PLC (b)	16,152	698,574
Masimo Corp (b)	13,544	2,200,900
Merit Medical Systems Inc (b)	14,195	1,348,951
Neogen Corp (b)	64,891	380,261
Novocure Ltd (b)	36,024	688,419
Omnicell Inc (b)	18,638	566,036
PROCEPT BioRobotics Corp (b)(c)	15,469	897,202
Pulse Biosciences Inc (b)(c)	17,090	295,742
QuidelOrtho Corp (b)	23,059	707,220
RxSight Inc (b)	13,342	203,999
STAAR Surgical Co (b)(c)	16,562	294,969
Tandem Diabetes Care Inc (b)	19,406	384,627
TransMedics Group Inc (b)(c)	8,172	1,038,825
UFP Technologies Inc (b)(c)	2,699	632,106
		106,004,892
Health Care Providers & Services - 0.3%
Acadia Healthcare Co Inc (b)	24,627	557,555
AdaptHealth Corp (b)	55,979	502,691
Addus HomeCare Corp (b)	5,885	652,705
AirSculpt Technologies Inc (b)(c)	33,169	146,275
Alignment Healthcare Inc (b)	53,120	816,454
Amedisys Inc (b)	7,750	729,043
Astrana Health Inc (b)(c)	16,915	419,323
Aveanna Healthcare Holdings Inc (b)	87,187	464,707
BrightSpring Health Services Inc (b)	41,605	990,615
Clover Health Investments Corp Class A (b)	113,624	356,779
CorVel Corp (b)	14,087	1,567,460
Ensign Group Inc/The	13,449	1,980,500
GeneDx Holdings Corp Class A (b)	7,067	503,312
Guardant Health Inc (b)	29,805	1,210,679
HealthEquity Inc (b)	21,297	2,142,692
Henry Schein Inc (b)	27,558	1,928,784
LifeStance Health Group Inc (b)	123,959	736,316
National Research Corp Class A	15,584	210,540
NeoGenomics Inc (b)	40,456	294,520
OPKO Health Inc (b)	287,427	390,901
Option Care Health Inc (b)	45,777	1,495,992
P3 Health Partners Inc Class A (b)(c)	1,836	13,440
Premier Inc Class A (c)	35,106	806,736
Privia Health Group Inc (b)(c)	36,647	834,086
Progyny Inc (b)	27,292	586,778
RadNet Inc (b)	19,832	1,140,142
Surgery Partners Inc (b)(c)	40,005	944,518
		22,423,543
Health Care Technology - 0.0%
Certara Inc (b)	61,418	697,708
Schrodinger Inc/United States (b)	23,201	501,605
Waystar Holding Corp (b)	40,521	1,620,030
		2,819,343
Life Sciences Tools & Services - 0.2%
10X Genomics Inc Class A (b)	38,256	364,580
Adaptive Biotechnologies Corp (b)	50,806	483,673
Azenta Inc (b)	14,958	399,678
Bio-Techne Corp	35,253	1,706,245
BioLife Solutions Inc (b)	19,948	436,462
Bruker Corp	35,837	1,315,218
Fortrea Holdings Inc (b)	46,885	201,606
ICON PLC (b)	19,720	2,569,122
Illumina Inc (b)	35,955	2,956,939
Medpace Holdings Inc (b)	7,142	2,106,176
OmniAb Inc (b)	87,234	110,786
Repligen Corp (b)	13,483	1,591,938
Sotera Health Co (b)(c)	89,170	1,091,441
Tempus AI Inc Class A (b)(c)	37,305	2,058,490
		17,392,354
Pharmaceuticals - 0.3%
Amneal Intermediate Inc Class A (b)	92,597	677,810
Amphastar Pharmaceuticals Inc (b)	17,818	458,101
ANI Pharmaceuticals Inc (b)	8,797	516,560
Atea Pharmaceuticals Inc (b)	116,381	345,652
Avadel Pharmaceuticals PLC Class A (b)	51,167	466,131
Axsome Therapeutics Inc (b)	12,766	1,342,473
Belite Bio Inc ADR (b)(c)	6,125	397,329
Corcept Therapeutics Inc (b)	25,463	1,974,910
Edgewise Therapeutics Inc (b)	28,450	406,266
Enliven Therapeutics Inc (b)(c)	21,676	385,183
Harmony Biosciences Holdings Inc (b)(c)	18,967	654,362
Harrow Inc (b)	11,378	319,836
Innoviva Inc (b)	28,810	563,812
Jazz Pharmaceuticals PLC (b)	14,502	1,567,231
LENZ Therapeutics Inc (b)(c)	16,296	475,843
Ligand Pharmaceuticals Inc (b)(c)	6,589	673,330
Ligand Pharmaceuticals Inc rights (b)	1,530	214
Ligand Pharmaceuticals Inc rights (b)	1,530	69
Ligand Pharmaceuticals Inc rights (b)	1,530	6
Ligand Pharmaceuticals Inc rights (b)	1,530	1
Liquidia Corp (b)	37,473	559,097
Ocular Therapeutix Inc (b)	58,459	468,257
Pacira BioSciences Inc (b)(c)	21,961	567,472
Royalty Pharma PLC Class A	101,374	3,333,177
Sanofi SA ADR	68,494	3,381,549
Sanofi SA rights (b)(d)	925	0
Satsuma Pharmaceuticals Inc rights (b)(d)	218,164	0
Structure Therapeutics Inc ADR (b)	16,641	362,108
Supernus Pharmaceuticals Inc (b)	20,406	646,870
Tarsus Pharmaceuticals Inc (b)	13,368	574,156
Viatris Inc	289,133	2,541,479
WaVe Life Sciences Ltd (b)	46,964	282,253
		23,941,537
TOTAL HEALTH CARE		385,912,632

Industrials - 3.9%
Aerospace & Defense - 0.4%
AeroVironment Inc (b)(c)	7,826	1,393,263
Axon Enterprise Inc (b)	18,402	13,808,125
Intuitive Machines Inc Class A (b)	31,195	355,935
Kratos Defense & Security Solutions Inc (b)	42,826	1,579,851
Leonardo DRS Inc	71,581	3,027,876
Mercury Systems Inc (b)	19,402	955,549
Rocket Lab Corp (c)	120,008	3,215,014
Woodward Inc	14,260	3,084,866
		27,420,479
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	26,898	2,581,401
Hub Group Inc Class A	20,768	700,088
		3,281,489
Building Products - 0.1%
AAON Inc (c)	20,844	2,007,069
Apogee Enterprises Inc	7,733	298,879
CSW Industrials Inc	4,678	1,430,486
Gibraltar Industries Inc (b)	10,535	617,140
UFP Industries Inc	13,467	1,313,841
		5,667,415
Commercial Services & Supplies - 0.5%
Casella Waste Systems Inc Class A (b)	14,273	1,672,938
Cintas Corp	94,933	21,502,325
Copart Inc (b)	228,862	11,781,816
Driven Brands Holdings Inc (b)	54,170	965,309
Fuel Tech Inc (b)	241,418	400,754
Interface Inc	25,531	512,918
MillerKnoll Inc	27,226	459,303
Tetra Tech Inc	67,593	2,361,699
VSE Corp	5,655	735,659
		40,392,721
Construction & Engineering - 0.2%
Construction Partners Inc Class A (b)	14,235	1,490,262
Ferrovial SE (United States) (c)	177,896	9,126,066
IES Holdings Inc (b)(c)	5,380	1,396,971
MYR Group Inc (b)	5,777	906,122
Sterling Infrastructure Inc (b)	8,737	1,642,643
WillScot Holdings Corp	46,439	1,251,531
		15,813,595
Electrical Equipment - 0.1%
Array Technologies Inc (b)	75,851	500,617
Enovix Corp Class B (b)(c)	66,017	503,050
Eos Energy Enterprises Inc (b)(c)	74,720	310,835
NANO Nuclear Energy Inc (b)(c)	9,536	287,319
NEXTracker Inc Class A (b)	35,909	2,035,681
Plug Power Inc (b)(c)	234,068	206,611
Powell Industries Inc (c)	3,508	594,922
Power Solutions International Inc (b)(c)	7,165	303,581
Sunrun Inc (b)(c)	64,374	482,161
Vicor Corp (b)(c)	12,648	551,959
		5,776,736
Ground Transportation - 0.5%
ArcBest Corp	7,171	449,550
Avis Budget Group Inc (b)	12,453	1,516,651
CSX Corp	450,273	14,224,124
Hertz Global Holdings Inc (b)(c)	126,071	825,765
JB Hunt Transport Services Inc	23,524	3,266,307
Landstar System Inc	9,903	1,358,890
Lyft Inc Class A (b)	98,422	1,499,951
Marten Transport Ltd	31,688	413,212
Old Dominion Freight Line Inc	51,546	8,256,123
Saia Inc (b)	6,501	1,718,929
Universal Logistics Holdings Inc	12,625	303,758
Werner Enterprises Inc	18,841	488,924
		34,322,184
Industrial Conglomerates - 0.5%
Honeywell International Inc	157,653	35,735,206
Icahn Enterprises LP (c)	152,311	1,264,181
		36,999,387
Machinery - 0.3%
Astec Industries Inc	12,212	479,809
Blue Bird Corp (b)	10,733	415,367
Energy Recovery Inc (b)(c)	28,982	365,463
Franklin Electric Co Inc	13,287	1,147,864
Hillman Solutions Corp Class A (b)	67,857	491,285
Lincoln Electric Holdings Inc	12,916	2,500,408
Middleby Corp/The (b)	13,059	1,908,312
NN Inc (b)(c)	57,904	118,703
Nordson Corp	13,122	2,781,733
Omega Flex Inc	6,228	203,780
PACCAR Inc	125,528	11,780,804
Stratasys Ltd (b)	42,236	436,298
Symbotic Inc Class A (b)(c)	31,429	901,069
		23,530,895
Passenger Airlines - 0.1%
American Airlines Group Inc (b)(c)	147,979	1,688,440
Frontier Group Holdings Inc (b)(c)	88,048	353,953
JetBlue Airways Corp (b)(c)	124,649	629,477
SkyWest Inc (b)	10,550	1,070,298
United Airlines Holdings Inc (b)	78,754	6,256,612
		9,998,780
Professional Services - 1.0%
Automatic Data Processing Inc	94,693	30,825,412
Barrett Business Services Inc	12,434	513,835
Concentrix Corp (c)	19,100	1,068,932
Conduent Inc (b)	107,720	241,292
CRA International Inc	3,052	580,033
CSG Systems International Inc	11,011	727,387
ExlService Holdings Inc (b)	37,852	1,740,813
Exponent Inc	15,250	1,164,185
First Advantage Corp (b)(c)	60,526	1,036,205
Forrester Research Inc (b)	14,879	158,163
Huron Consulting Group Inc (b)	5,931	847,125
ICF International Inc	6,229	535,196
Innodata Inc (b)(c)	7,598	299,893
Legalzoom.com Inc (b)	63,506	579,810
NV5 Global Inc (b)	29,232	646,027
Paychex Inc	85,609	13,518,517
Paylocity Holding Corp (b)	14,321	2,733,879
Science Applications International Corp	11,779	1,360,946
SS&C Technologies Holdings Inc	56,915	4,599,301
Upwork Inc (b)	44,610	691,009
Verisk Analytics Inc	33,084	10,393,008
Verra Mobility Corp Class A (b)	48,027	1,135,839
		75,396,807
Trading Companies & Distributors - 0.2%
DXP Enterprises Inc/TX (b)	6,563	542,629
Fastenal Co	270,996	11,202,975
FTAI Aviation Ltd	25,497	2,986,974
H&E Equipment Services Inc	9,109	862,076
McGrath RentCorp	7,841	881,172
Rush Enterprises Inc Class A	20,564	1,021,003
Willis Lease Finance Corp (c)	2,420	325,102
Xometry Inc Class A (b)	16,265	539,184
		18,361,115
TOTAL INDUSTRIALS		296,961,603

Information Technology - 48.1%
Communications Equipment - 0.9%
Applied Optoelectronics Inc (b)(c)	14,301	220,521
Cisco Systems Inc	937,983	59,130,449
CommScope Holding Co Inc (b)	62,086	374,999
Digi International Inc (b)	17,368	562,897
Extreme Networks Inc (b)	45,209	708,425
F5 Inc (b)	13,005	3,711,367
Harmonic Inc (b)	45,703	412,241
Lumentum Holdings Inc (b)	17,834	1,289,042
NetScout Systems Inc (b)	29,190	666,700
Viasat Inc (b)(c)	46,413	405,185
Viavi Solutions Inc (b)	76,166	693,872
		68,175,698
Electronic Equipment, Instruments & Components - 0.4%
Advanced Energy Industries Inc	10,849	1,245,248
Avnet Inc	26,045	1,302,510
CDW Corp/DE	31,647	5,707,853
Cognex Corp	49,281	1,476,952
ePlus Inc (b)	9,393	670,378
Flex Ltd (b)	93,031	3,935,211
Insight Enterprises Inc (b)	7,086	923,944
IPG Photonics Corp (b)	14,404	954,409
Itron Inc (b)	12,071	1,395,408
Lightwave Logic Inc (b)(c)	86,477	84,746
Littelfuse Inc	6,601	1,353,601
Novanta Inc (b)	10,074	1,247,363
OSI Systems Inc (b)	5,381	1,179,031
PC Connection Inc	8,889	581,341
Plexus Corp (b)	8,526	1,119,123
Powerfleet Inc NJ (b)(c)	71,252	324,197
Sanmina Corp (b)	16,292	1,379,769
Trimble Inc (b)	58,760	4,187,825
TTM Technologies Inc (b)	34,074	1,017,450
Zebra Technologies Corp Class A (b)	12,522	3,628,500
		33,714,859
IT Services - 0.5%
Akamai Technologies Inc (b)	36,641	2,782,151
Amdocs Ltd	26,573	2,438,338
Applied Digital Corp (b)(c)	59,222	404,486
Cognizant Technology Solutions Corp Class A	116,565	9,440,599
CoreWeave Inc Class A (b)(c)	85,986	9,571,103
Couchbase Inc (b)(c)	30,602	552,978
Grid Dynamics Holdings Inc (b)(c)	34,771	435,681
MongoDB Inc Class A (b)	18,258	3,447,658
Okta Inc Class A (b)	38,488	3,970,807
VeriSign Inc	21,841	5,951,017
		38,994,818
Semiconductors & Semiconductor Equipment - 18.9%
ACM Research Inc Class A (b)	16,423	370,339
Advanced Micro Devices Inc (b)	387,425	42,899,570
Alpha & Omega Semiconductor Ltd (b)(c)	14,223	301,812
Ambarella Inc (b)	13,499	710,587
Amkor Technology Inc	59,284	1,068,298
Analog Devices Inc	118,188	25,289,868
Applied Materials Inc	193,820	30,381,285
ARM Holdings PLC ADR (b)(c)	30,787	3,834,213
Astera Labs Inc (b)	38,253	3,470,312
Axcelis Technologies Inc (b)	7,915	445,931
Broadcom Inc	1,133,016	274,269,183
Cirrus Logic Inc (b)	12,903	1,269,139
Credo Technology Group Holding Ltd (b)	40,330	2,458,517
Diodes Inc (b)	16,538	734,287
Enphase Energy Inc (b)	32,497	1,345,051
Entegris Inc	36,440	2,504,886
First Solar Inc (b)	25,836	4,084,155
FormFactor Inc (b)	21,782	650,193
GlobalFoundries Inc (b)	134,748	4,823,978
Ichor Holdings Ltd (b)	17,319	273,294
Impinj Inc (b)(c)	6,675	761,551
Intel Corp	1,041,575	20,362,791
KLA Corp	31,360	23,735,757
Lam Research Corp	307,489	24,842,036
Lattice Semiconductor Corp (b)	35,376	1,589,797
MACOM Technology Solutions Holdings Inc (b)	18,397	2,237,259
Marvell Technology Inc	207,517	12,490,448
MaxLinear Inc Class A (b)	34,810	396,486
Microchip Technology Inc	128,500	7,458,140
Micron Technology Inc	267,650	25,282,219
MKS Inc	17,219	1,415,230
Monolithic Power Systems Inc	11,600	7,678,040
NVIDIA Corp	5,878,997	794,428,866
ON Semiconductor Corp (b)	101,743	4,275,241
Photronics Inc (b)	23,540	393,353
Power Integrations Inc	16,512	821,142
Qorvo Inc (b)	20,400	1,550,808
QUALCOMM Inc	263,020	38,190,504
Rambus Inc (b)	27,568	1,474,061
Rigetti Computing Inc Class A (b)(c)	69,417	840,640
Semtech Corp (b)	19,695	735,214
Silicon Laboratories Inc (b)	9,793	1,180,350
SiTime Corp (b)	6,072	1,190,537
Skyworks Solutions Inc	35,413	2,444,559
SolarEdge Technologies Inc (b)(c)	27,657	493,954
Synaptics Inc (b)	12,159	714,463
Teradyne Inc	38,767	3,047,086
Texas Instruments Inc	219,111	40,064,446
Ultra Clean Holdings Inc (b)	20,634	399,681
Universal Display Corp	10,849	1,555,204
Veeco Instruments Inc (b)(c)	25,429	491,034
		1,423,725,795
Software - 17.5%
ACI Worldwide Inc (b)	29,168	1,349,312
Adeia Inc	42,998	552,094
Adobe Inc (b)	103,516	42,968,456
Agilysys Inc (b)	8,981	951,178
Alarm.com Holdings Inc (b)	14,364	824,494
Alkami Technology Inc (b)	33,628	963,106
Amplitude Inc Class A (b)	43,758	542,162
ANSYS Inc (b)	20,518	6,787,765
Appfolio Inc Class A (b)	5,131	1,083,513
Appian Corp Class A (b)(c)	18,458	581,427
AppLovin Corp Class A (b)	74,439	29,254,527
Atlassian Corp Class A (b)	38,826	8,061,442
Aurora Innovation Inc Class A (b)(c)	349,317	2,116,861
Autodesk Inc (b)	50,098	14,835,020
AvePoint Inc Class A (b)	62,094	1,158,053
Bentley Systems Inc Class B (c)	72,218	3,446,965
Bitdeer Technologies Group Class A (b)(c)	36,888	474,380
Blackbaud Inc (b)	14,615	909,491
BlackLine Inc (b)	16,389	916,637
Braze Inc Class A (b)	25,702	945,834
Cadence Design Systems Inc (b)	65,573	18,824,041
Ccc Intelligent Solutions Holdings Inc Class A (b)	149,766	1,314,945
Cipher Mining Inc (b)(c)	108,411	338,242
Cleanspark Inc (b)(c)	58,572	505,476
Commvault Systems Inc (b)	10,635	1,947,800
Confluent Inc Class A (b)	61,710	1,421,181
Core Scientific Inc (b)(c)	62,494	665,561
Crowdstrike Holdings Inc Class A (b)	56,008	26,400,491
CyberArk Software Ltd (b)	11,719	4,485,799
Datadog Inc Class A (b)	76,447	9,011,572
Docusign Inc (b)	43,987	3,897,688
Dropbox Inc Class A (b)	47,365	1,366,954
EverCommerce Inc (b)(c)	64,856	649,209
Five9 Inc (b)	21,646	573,835
Fortinet Inc (b)	181,167	18,439,177
Freshworks Inc Class A (b)	71,702	1,094,890
Gen Digital Inc	140,042	3,988,396
Gitlab Inc Class A (b)	33,819	1,539,103
Intapp Inc (b)	19,888	1,096,227
InterDigital Inc (c)	6,068	1,318,334
Intuit Inc	66,760	50,301,657
Jamf Holding Corp (b)	47,538	499,149
JFrog Ltd (b)	28,966	1,243,800
Life360 Inc (b)(c)	18,111	1,150,954
LM Funding America Inc (b)(c)	24,291	46,882
Manhattan Associates Inc (b)	14,776	2,789,413
MARA Holdings Inc (b)(c)	74,134	1,046,772
Microsoft Corp	1,791,127	824,563,226
MicroStrategy Inc Class A (b)	57,518	21,227,593
Monday.com Ltd (b)	11,688	3,477,063
nCino Inc (b)(c)	34,088	896,514
NextNav Inc Class A (b)(c)	44,503	558,513
Nutanix Inc Class A (b)	64,534	4,949,112
Onestream Inc Class A	27,681	776,729
Palantir Technologies Inc Class A (b)	538,295	70,936,515
Palo Alto Networks Inc (b)	158,874	30,570,535
Pegasystems Inc (c)	21,053	2,066,352
Porch Group Inc (b)	37,779	344,544
Progress Software Corp	14,324	881,785
PTC Inc (b)	27,713	4,664,652
Qualys Inc (b)	9,482	1,313,731
Quantum Computing Inc (b)(c)	26,067	295,209
Rapid7 Inc (b)(c)	18,670	428,477
Riot Platforms Inc (b)(c)	94,136	759,678
Roper Technologies Inc	25,112	14,320,620
SailPoint Inc	132,564	2,335,778
ServiceTitan Inc Class A (b)	18,286	2,023,712
SoundHound AI Inc Class A (b)(c)	82,123	830,264
Sprout Social Inc Class A (b)	17,625	384,754
SPS Commerce Inc (b)	10,143	1,427,729
Synopsys Inc (b)	36,820	17,083,744
Telos Corp (b)(c)	70,474	177,594
Tenable Holdings Inc (b)	35,201	1,134,176
Terawulf Inc (b)(c)	106,206	374,907
Varonis Systems Inc (b)	27,952	1,332,751
Verint Systems Inc (b)	18,946	332,313
Vertex Inc Class A (b)	21,900	866,583
Workday Inc Class A (b)	51,428	12,739,230
Zoom Communications Inc Class A (b)	55,757	4,530,256
Zscaler Inc (b)	36,858	10,161,751
		1,313,446,655
Technology Hardware, Storage & Peripherals - 9.9%
Apple Inc	3,619,334	726,943,234
CompoSecure Inc Class A (b)	41,394	567,512
Corsair Gaming Inc (b)	48,660	427,721
NetApp Inc	48,418	4,801,129
Sandisk Corp/DE	26,915	1,014,426
Seagate Technology Holdings PLC	48,437	5,712,660
Super Micro Computer Inc (b)(c)	142,898	5,718,778
Western Digital Corp (b)	80,753	4,162,817
Xerox Holdings Corp (c)	72,700	355,503
		749,703,780
TOTAL INFORMATION TECHNOLOGY		3,627,761,605

Materials - 0.9%
Chemicals - 0.8%
Alto Ingredients Inc (b)	83,665	77,641
Balchem Corp	9,223	1,537,474
Hawkins Inc	7,316	976,613
Innospec Inc	7,835	666,602
Linde PLC	111,556	52,161,355
PureCycle Technologies Inc (b)(c)	52,682	501,006
		55,920,691
Construction Materials - 0.0%
United States Lime & Minerals Inc	9,207	946,295
Metals & Mining - 0.1%
Century Aluminum Co (b)	29,131	451,239
Kaiser Aluminum Corp	6,282	456,010
Perpetua Resources Corp (United States) (b)(c)	33,620	467,654
Radius Recycling Inc Class A	15,572	461,087
Royal Gold Inc	16,118	2,870,938
Steel Dynamics Inc	36,001	4,430,644
		9,137,572
TOTAL MATERIALS		66,004,558

Real Estate - 0.8%
Health Care REITs - 0.0%
Diversified Healthcare Trust	121,389	379,947
Sabra Health Care REIT Inc	69,399	1,213,095
		1,593,042
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	156,902	2,430,412
Industrial REITs - 0.0%
Lineage Inc (c)	59,400	2,535,786
Real Estate Management & Development - 0.2%
Comstock Holding Cos Inc Class A (b)	117,834	1,089,965
CoStar Group Inc (b)	99,988	7,355,118
eXp World Holdings Inc (c)	61,712	525,786
Newmark Group Inc Class A	50,917	560,596
Redfin Corp (b)	40,455	404,145
Zillow Group Inc Class A (b)	13,050	863,518
Zillow Group Inc Class C (b)	40,998	2,751,376
		13,550,504
Retail REITs - 0.1%
Phillips Edison & Co Inc	33,811	1,198,938
Regency Centers Corp	43,582	3,144,441
		4,343,379
Specialized REITs - 0.5%
Equinix Inc	23,247	20,662,399
Gaming and Leisure Properties Inc	61,456	2,869,995
Lamar Advertising Co Class A	19,220	2,316,779
PotlatchDeltic Corp	24,514	964,381
SBA Communications Corp Class A	25,648	5,947,515
Uniti Group Inc	100,430	431,848
		33,192,917
TOTAL REAL ESTATE		57,646,040

Utilities - 0.9%
Electric Utilities - 0.9%
Alliant Energy Corp	59,001	3,671,632
American Electric Power Co Inc	126,705	13,112,700
Constellation Energy Corp	75,177	23,015,439
Evergy Inc	50,558	3,357,557
Exelon Corp	237,691	10,415,620
MGE Energy Inc (c)	11,046	997,675
Otter Tail Corp (c)	12,386	955,951
Xcel Energy Inc	135,507	9,499,041
		65,025,615
Independent Power and Renewable Electricity Producers - 0.0%
Montauk Renewables Inc (b)(c)	82,784	152,322
Talen Energy Corp (b)	10,623	2,591,481
		2,743,803
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	19,202	1,062,446
Water Utilities - 0.0%
H2O America	12,678	665,342
Middlesex Water Co	8,271	479,304
		1,144,646
TOTAL UTILITIES		69,976,510

TOTAL UNITED STATES		7,257,584,796
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A	57,194	621,127
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	609,462	1,980,752
TOTAL COMMON STOCKS (Cost $3,759,447,547)		7,545,776,836

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (f) (Cost $1,142,073)	4.25	1,153,000	1,142,152

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	24,913,828	24,918,811
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	154,234,832	154,250,255
TOTAL MONEY MARKET FUNDS (Cost $179,166,864)			179,169,066

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $3,939,756,484)	7,726,088,054
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(160,637,068)
NET ASSETS - 100.0%	7,565,450,986

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini NASDAQ 100 Index Contracts (United States)	45	Jun 2025	19,239,075	2,054,313	2,054,313

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,142,152.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,654,418	61,934,175	57,669,782	341,016	-	-	24,918,811	24,913,828	0.0%
Fidelity Securities Lending Cash Central Fund	187,284,436	265,742,915	298,777,096	2,667,944	-	-	154,250,255	154,234,832	0.5%
Total	207,938,854	327,677,090	356,446,878	3,008,960	-	-	179,169,066

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,145,880,839	1,145,880,839	-	-
Consumer Discretionary	1,114,566,807	1,114,566,807	-	-
Consumer Staples	277,891,675	277,891,675	-	-
Energy	40,571,258	40,571,258	-	-
Financials	295,712,203	295,712,203	-	-
Health Care	418,292,767	418,260,367	-	32,400
Industrials	333,779,537	333,779,537	-	-
Information Technology	3,719,036,878	3,719,036,878	-	-
Materials	67,582,627	67,582,627	-	-
Real Estate	61,170,023	61,170,023	-	-
Utilities	71,292,222	71,292,222	-	-

U.S. Treasury Obligations	1,142,152	-	1,142,152	-

Money Market Funds	179,169,066	179,169,066	-	-
Total Investments in Securities:	7,726,088,054	7,724,913,502	1,142,152	32,400
Derivative Instruments:

Assets
Futures Contracts	2,054,313	2,054,313	-	-
Total Assets	2,054,313	2,054,313	-	-
Total Derivative Instruments:	2,054,313	2,054,313	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,054,313	0
Total Equity Risk	2,054,313	0
Total Value of Derivatives	2,054,313	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $149,739,344) - See accompanying schedule:
Unaffiliated issuers (cost $3,760,589,620)	$7,546,918,988
Fidelity Central Funds (cost $179,166,864)	179,169,066

Total Investment in Securities (cost $3,939,756,484)		$7,726,088,054
Segregated cash with brokers for derivative instruments		1,149,448
Foreign currency held at value (cost $151,845)		155,901
Dividends receivable		4,197,681
Distributions receivable from Fidelity Central Funds		716,913
Other receivables		232,625
Total assets		7,732,540,622
Liabilities
Payable for investments purchased	$11,455,356
Accrued management fee	1,289,249
Payable for daily variation margin on futures contracts	48,916
Other payables and accrued expenses	48,096
Collateral on securities loaned	154,248,019
Total liabilities		167,089,636
Net Assets		$7,565,450,986
Net Assets consist of:
Paid in capital		$3,932,137,706
Total accumulated earnings (loss)		3,633,313,280
Net Assets		$7,565,450,986
Net Asset Value, offering price and redemption price per share ($7,565,450,986 ÷ 100,550,000 shares)		$75.24
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$26,460,580
Interest		24,128
Income from Fidelity Central Funds (including $2,667,944 from security lending)		3,008,960
Total income		29,493,668
Expenses
Management fee	$7,688,482
Independent trustees' fees and expenses	15,289
Total expenses before reductions	7,703,771
Expense reductions	(699)
Total expenses after reductions		7,703,072
Net Investment income (loss)		21,790,596
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(35,132,210)
Redemptions in-kind	79,278,793
Foreign currency transactions	(9,414)
Futures contracts	233,066
Total net realized gain (loss)		44,370,235
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(89,457,932)
Assets and liabilities in foreign currencies	19,600
Futures contracts	1,041,278
Total change in net unrealized appreciation (depreciation)		(88,397,054)
Net gain (loss)		(44,026,819)
Net increase (decrease) in net assets resulting from operations		$(22,236,223)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,790,596	$42,628,951
Net realized gain (loss)	44,370,235	36,508,359
Change in net unrealized appreciation (depreciation)	(88,397,054)	1,828,437,966
Net increase (decrease) in net assets resulting from operations	(22,236,223)	1,907,575,276
Distributions to shareholders	(25,555,250)	(43,405,750)

Share transactions
Proceeds from sales of shares	344,142,596	401,351,722
Cost of shares redeemed	(105,588,281)	(104,845,911)

Net increase (decrease) in net assets resulting from share transactions	238,554,315	296,505,811
Total increase (decrease) in net assets	190,762,842	2,160,675,337

Net Assets
Beginning of period	7,374,688,144	5,214,012,807
End of period	$7,565,450,986	$7,374,688,144

Other Information
Shares
Sold	4,700,000	6,050,000
Redeemed	(1,500,000)	(1,600,000)
Net increase (decrease)	3,200,000	4,450,000

Financial Highlights
Fidelity® Nasdaq Composite Index® ETF

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021 A	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$75.75	$56.13	$45.09	$60.49	$47.46	$34.09
Income from Investment Operations
Net investment income (loss) B,C	.22	.45	.40	.40	.34	.35
Net realized and unrealized gain (loss)	(.47)	19.63	11.07	(15.43)	13.01	13.68
Total from investment operations	(.25)	20.08	11.47	(15.03)	13.35	14.03
Distributions from net investment income	(.26)	(.46)	(.43)	(.37)	(.32)	(.34)
Distributions from net realized gain	-	-	-	-	-	(.32)
Total distributions	(.26)	(.46)	(.43)	(.37)	(.32)	(.66)
Net asset value, end of period	$75.24	$75.75	$56.13	$45.09	$60.49	$47.46
Total Return D,E,F	(.33) %	35.93%	25.60%	(24.90)%	28.23%	41.87%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.21 % I	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions, if any	.21% I	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.60% I	.67%	.81%	.81%	.62%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$7,565,451	$7,374,688	$5,214,013	$3,999,432	$4,784,708	$3,346,121
Portfolio turnover rate J,K	5 % I	5%	4%	8%	11%	19%

APer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on April 8, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Nasdaq Composite Index ETF (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,034,525,510
Gross unrealized depreciation	(255,109,109)
Net unrealized appreciation (depreciation)	$3,779,416,401
Tax cost	$3,948,725,966

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(95,243,014)
Long-term	(98,471,155)
Total capital loss carryforward	$(193,714,169)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index ETF	193,087,367	169,440,521

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Nasdaq Composite Index ETF	339,080,997	104,019,873
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Nasdaq Composite Index ETF	4,435,337	6,083,320	(999,117)
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nasdaq Composite Index ETF	289,193	18,909	1,492,890

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Nasdaq Composite Index ETF	3,055,643
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $699.
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Nasdaq Composite Index ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate, which covers certain expenses beyond portfolio management, as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board considered that the fund's investment strategy is more specialized than most funds in its total peer group, which do not track the same index as the fund. The Board also considered that the fund has an all-inclusive management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.795572.121
ETF-SANN-0725

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2025